Financial instruments - Description of Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Other current financial assets	$ 1,079,595	$ 1,325,843
Other non-current financial assets	60,706	248,281
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets	1,061,262	1,316,797
Other non-current financial assets	20	20
Financial instruments for hedging purposes
Financial instruments [Line Items]
Other current financial assets	15,405	8,527
Other non-current financial assets	2,930	15,993
Derivative financial instruments, non-hedging
Financial instruments [Line Items]
Other current financial assets	2,928	519
Financial assets at fair value through other comprehensive income
Financial instruments [Line Items]
Other non-current financial assets	$ 57,756	$ 232,268